UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23710

Milliman Variable Insurance Trust
(Exact name of registrant as specified in charter)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Ehsan Sheikh

71 South Wacker Drive, 31st Floor

Chicago, IL 60606
(Name and address of agent for service)

(312) 726-0677

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Milliman - Capital Group Hedged U.S. Growth Fund
Class 3
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Milliman - Capital Group Hedged U.S. Growth Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://millimanfunds.com/capgroup/resources. You can also request this information by contacting us at 1-855-700-7959.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$56	1.09%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$3,462,948
Number of Holdings	74
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)*

Top Sectors	(%) of net assets
Information Technology	27.7%
Consumer Discretionary	17.7%
Health Care	17.5%
Industrials	17.1%
Communication Services	11.0%
Consumer Staples	3.9%
Financials	2.9%
Materials	1.4%
Energy	1.2%
Cash & Other	-0.4%

Top 10 Issuers	(%) of net assets
Microsoft Corp.	8.4%
Broadcom, Inc.	5.2%
Alphabet, Inc.	5.1%
Meta Platforms, Inc.	4.1%
TransDigm Group, Inc.	4.0%
Amazon.com, Inc.	3.9%
Eli Lilly & Co.	3.2%
NVIDIA Corp.	2.6%
Abbott Laboratories	2.5%
Hilton Worldwide Holdings, Inc.	2.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://millimanfunds.com/capgroup/resources.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Milliman, Inc documents not be householded, please contact Milliman, Inc at 1-855-700-7959, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Milliman, Inc or your financial intermediary.
Milliman - Capital Group Hedged U.S. Growth Fund	PAGE 1	TSR-SAR-600833719

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Class 3
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Milliman - Capital Group Hedged U.S. Income and Growth Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://millimanfunds.com/capgroup/resources. You can also request this information by contacting us at 1-855-700-7959.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$56	1.09%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$3,366,969
Number of Holdings	57
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)*

Top Sectors	(%) of net assets
Information Technology	23.5%
Health Care	18.4%
Financials	15.4%
Industrials	10.5%
Consumer Staples	7.1%
Communication Services	6.6%
Consumer Discretionary	6.1%
Energy	4.7%
Utilities	2.9%
Cash & Other	4.8%

Top 10 Issuers	(%) of net assets
Broadcom, Inc.	10.0%
Microsoft Corp.	8.4%
Eli Lilly & Co.	4.1%
UnitedHealth Group, Inc.	3.7%
Marsh & McLennan Cos., Inc.	3.4%
Philip Morris International, Inc.	3.3%
Alphabet, Inc.	2.9%
Comcast Corp.	2.7%
JPMorgan Chase & Co.	2.6%
Home Depot, Inc.	2.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://millimanfunds.com/capgroup/resources.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Milliman, Inc documents not be householded, please contact Milliman, Inc at 1-855-700-7959, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Milliman, Inc or your financial intermediary.
Milliman - Capital Group Hedged U.S. Income and Growth Fund	PAGE 1	TSR-SAR-600833693

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Milliman - Capital Group Hedged U.S. Growth Fund
Milliman - Capital Group Hedged U.S. Income and
Growth Fund
Core Financial Statements
June 30, 2024 (Unaudited)

Milliman – Capital Group Hedged U.S. Growth Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 101.15%
Communication Services - 11.00%
Alphabet, Inc. - Class C(a)	963	$ 176,633
Meta Platforms, Inc. - Class A	281	141,686
Netflix, Inc.(b)	68	45,892
Take-Two Interactive Software, Inc.(b)	108	16,793
		381,004
Consumer Discretionary - 17.72%
Airbnb, Inc. - Class A(b)	207	31,387
Amazon.com, Inc.(a)(b)	705	136,241
Burlington Stores, Inc.(b)	218	52,320
Caesars Entertainment, Inc.(b)	575	22,851
Churchill Downs, Inc.	313	43,695
Darden Restaurants, Inc	160	24,211
DoorDash, Inc. - Class A(b)	306	33,287
Floor & Decor Holdings, Inc. - Class A(b)	245	24,355
Hilton Worldwide Holdings, Inc.	396	86,407
Marriott International, Inc. - Class A.	149	36,024
NIKE, Inc. - Class B.	270	20,350
Tesla, Inc.(b)	83	16,424
TopBuild Corp.(b)	113	43,536
Williams-Sonoma, Inc	104	29,366
YETI Holdings, Inc.(b)	344	13,124
		613,578
Consumer Staples - 3.90%
Costco Wholesale Corp	36	30,600
Dollar Tree, Inc.(b)	153	16,336
Monster Beverage Corp.(b)	441	22,028
Philip Morris International, Inc.	653	66,168
		135,132
Energy - 1.16%
EOG Resources, Inc	319	40,153
Financials - 2.90%
Affirm Holdings, Inc.(b)	353	10,664
First Republic Bank(b)	303	6
LPL Financial Holdings, Inc	76	21,227
MSCI, Inc.	75	36,131
S&P Global, Inc.	73	32,558
		100,586
Health Care - 17.50%
Abbott Laboratories	856	88,947
Alnylam Pharmaceuticals, Inc.(b)	182	44,226
BioMarin Pharmaceutical, Inc.(b)	333	27,416
Dexcom, Inc.(b)	155	17,574
Eli Lilly & Co	122	110,456

The accompanying notes are an integral part of these financial statements.

1

Milliman – Capital Group Hedged U.S. Growth Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Insulet Corp.(b)	120	$ 24,216
IQVIA Holdings, Inc.(b)	115	24,316
Penumbra, Inc.(b)	72	12,958
Revvity, Inc	294	30,829
Stryker Corp	156	53,079
Thermo Fisher Scientific, Inc	111	61,383
UnitedHealth Group, Inc	144	73,333
Zoetis, Inc	216	37,446
		606,179
Industrials - 17.13%
AMETEK, Inc	153	25,507
Carrier Global Corp.	794	50,086
Copart, Inc.(b)	1,129	61,147
Dayforce, Inc.(b)	444	22,022
GE Vernova, Inc.(b)	70	12,006
General Electric Co.	298	47,373
Old Dominion Freight Line, Inc.	150	26,490
RTX Corp.	539	54,110
Saia, Inc.(b)	36	17,074
TransDigm Group, Inc	110	140,537
Uber Technologies, Inc.(b)	308	22,385
United Rentals, Inc.	73	47,211
Woodward, Inc.	214	37,317
XPO, Inc.(b)	283	30,040
		593,305
Information Technology - 27.70%(c)
Adobe, Inc.(b)	74	41,110
Apple, Inc	216	45,494
Autodesk, Inc.(b)	112	27,714
Broadcom, Inc(a)	112	179,819
EPAM Systems, Inc.(b)	100	18,811
First Solar, Inc.(b)	102	22,997
Micron Technology, Inc	555	72,999
Microsoft Corp	654	292,305
NVIDIA Corp	740	91,420
Palo Alto Networks, Inc.(b)	147	49,834
Salesforce, Inc.	226	58,105
ServiceNow, Inc.(b)	74	58,214
		958,822
Materials - 1.38%
Albemarle Corp.	140	13,373
Linde PLC	78	34,227
		47,600

The accompanying notes are an integral part of these financial statements.

2

Milliman – Capital Group Hedged U.S. Growth Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

		Shares	Value
COMMON STOCKS - (Continued)
Real Estate - 0.76%
Equinix, Inc		35	$26,481
TOTAL COMMON STOCKS (Cost $2,677,464)			3,502,840
	Contracts	Notional Amount
PURCHASED OPTIONS - 0.21%(d)
OVER-THE-COUNTER PUT OPTIONS - 0.21%
Milliman - Capital Group Growth Basket, Counterparty: Bank of America, Expires 8/12/2024, Strike Price $9,500.00(b)(e)	335	$3,492,224	7,062
TOTAL PURCHASED OPTIONS (Cost $16,080)			7,062
Total Investments (Cost $2,693,544) - 101.36%			$3,509,902
Liabilities in Excess of Other Assets - (1.36)%.			(46,954)
TOTAL NET ASSETS - 100.00%			$3,462,948

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
(a)	All or a portion of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $352,293.
(b)	Non-income producing security.
(c)	Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund's total assets at the time of investment.
(d)	Purchased option contracts are held in connection with corresponding written option contracts.
(e)	Comprised of a proprietary basket of securities. The underlying components of the basket as of June 30, 2024 are shown below:

Security Name	Number of Shares	Notional Amount	% of Total Notional Amount
Microsoft Corp.	652	$291,634	8.35%
Broadcom, Inc.	112	179,030	5.12%
Alphabet, Inc. - Class C	961	176,210	5.05%
Meta Platforms, Inc. - Class A	280	140,969	4.04%
TransDigm Group, Inc.	110	139,971	4.00%
Amazon.com, Inc.	704	136,073	3.90%
Eli Lilly & Co.	122	110,157	3.15%
NVIDIA Corp.	738	91,206	2.61%
Abbott Laboratories	854	88,695	2.54%
Hilton Worldwide Holdings, Inc.	394	86,061	2.46%
UnitedHealth Group, Inc.	144	73,255	2.10%
Micron Technology, Inc.	552	72,576	2.08%
Philip Morris International, Inc.	651	66,006	1.89%
Thermo Fisher Scientific, Inc.	111	61,369	1.76%
Copart, Inc.	1,127	61,044	1.74%
Salesforce, Inc.	226	57,983	1.67%
ServiceNow, Inc.	73	57,681	1.65%
RTX Corp.	537	53,897	1.54%
Stryker Corp.	155	52,799	1.51%

The accompanying notes are an integral part of these financial statements.

3

Milliman – Capital Group Hedged U.S. Growth Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

Security Name	Number of Shares	Notional Amount	% of Total Notional Amount
Burlington Stores, Inc.	218	$52,336	1.50%
Carrier Global Corp.	791	49,926	1.43%
Palo Alto Networks, Inc.	147	49,706	1.42%
General Electric Co.	298	47,384	1.36%
United Rentals, Inc.	72	46,839	1.34%
Netflix, Inc.	68	45,828	1.31%
Apple, Inc.	215	45,318	1.30%
Alnylam Pharmaceuticals, Inc.	182	44,242	1.27%
Churchill Downs, Inc.	313	43,655	1.25%
TopBuild Corp.	112	43,288	1.24%
Adobe, Inc.	73	40,764	1.17%
EOG Resources, Inc.	319	40,095	1.15%
Zoetis, Inc.	215	37,328	1.07%
Woodward, Inc.	213	37,219	1.07%
MSCI, Inc.	75	36,219	1.04%
Marriott International, Inc. - Class A	149	35,933	1.03%
Linde PLC	78	34,220	0.98%
DoorDash, Inc. - Class A	304	33,044	0.95%
S&P Global, Inc.	73	32,362	0.93%
Airbnb, Inc. - Class A	206	31,204	0.89%
Revvity, Inc.	294	30,828	0.88%
Costco Wholesale Corp.	35	30,126	0.86%
XPO, Inc.	280	29,734	0.85%
Williams-Sonoma, Inc.	103	29,201	0.84%
Autodesk, Inc.	112	27,646	0.79%
BioMarin Pharmaceutical, Inc.	331	27,283	0.78%
Equinix, Inc.	35	26,620	0.76%
Old Dominion Freight Line, Inc.	149	26,368	0.76%
AMETEK, Inc.	153	25,490	0.73%
IQVIA Holdings, Inc.	115	24,255	0.69%
Floor & Decor Holdings, Inc. - Class A	243	24,195	0.69%
Top 50 Holdings		3,125,272	89.49%
Other Securities		366,952	10.51%
Total Underlying Positions		$3,492,224	100.00%

The accompanying notes are an integral part of these financial statements.

4

Milliman – Capital Group Hedged U.S. Growth Fund
Schedule of INVESTMENTS
June 30, 2024 (Unaudited) (Continued)
Schedule of Options Written June 30, 2024 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Over-the-Counter Call Options
Milliman - Capital Group Growth Basket, Counterparty: Bank of America(a)	8/12/2024	$10,510.00	335	$(3,492,224)	$(60,973)
Over-the-Counter Put Options
Milliman - Capital Group Growth Basket, Counterparty: Bank of America(a)	8/12/2024	8,000.00	335	(3,492,224)	(218)
TOTAL OPTIONS WRITTEN (Premiums Received $16,080)					$(61,191)

(a)	Comprised of a proprietary basket of securities. The underlying components of the basket as of June 30, 2024 are shown in the Schedule of Investments.
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$ 3,502,840	$—	$ —	$ 3,502,840
Purchased Options	—	7,062	—	7,062
Total Assets	$3,502,840	$7,062	$—	$3,509,902
Liabilities
Options Written	$—	$61,191	$—	$61,191
Total Liabilities	$—	$ 61,191	$—	$61,191

The accompanying notes are an integral part of these financial statements.

5

Milliman – Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.37%
Communication Services - 6.63%
Alphabet, Inc. - Class A	534	$ 97,268
Comcast Corp. - Class A	2,368	92,731
Meta Platforms, Inc. - Class A	66	33,279
		223,278
Consumer Discretionary - 6.10%
Darden Restaurants, Inc.	315	47,666
General Motors Co.	866	40,234
Home Depot, Inc.	210	72,290
Yum! Brands, Inc.	340	45,036
		205,226
Consumer Staples - 7.05%
Constellation Brands, Inc. - Class A	250	64,320
Keurig Dr Pepper, Inc.	1,063	35,504
Philip Morris International, Inc.	1,094	110,855
Target Corp.	180	26,647
		237,326
Energy - 4.71%
Chevron Corp.	280	43,798
EOG Resources, Inc.	263	33,104
Exxon Mobil Corp.	368	42,364
Halliburton Co.	1,159	39,151
		158,417
Financials - 15.40%
BlackRock, Inc.	70	55,112
Blackstone, Inc.	210	25,998
Capital One Financial Corp.	259	35,859
CME Group, Inc.	292	57,407
Discover Financial Services	266	34,795
Intercontinental Exchange, Inc.	209	28,610
JPMorgan Chase & Co.	426	86,163
KKR & Co., Inc.	391	41,149
Marsh & McLennan Cos., Inc.	539	113,578
Wells Fargo & Co.	672	39,910
		518,581
Health Care - 18.34%
Abbott Laboratories	293	30,446
AbbVie, Inc.	370	63,462
CVS Health Corp.	909	53,686
Danaher Corp.	175	43,724
Elevance Health, Inc.	71	38,472
Eli Lilly & Co.	151	136,712
Gilead Sciences, Inc.	586	40,205

The accompanying notes are an integral part of these financial statements.

6

Milliman – Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Johnson & Johnson	324	$47,356
Pfizer, Inc.	1,387	38,808
UnitedHealth Group, Inc.	245	124,769
		617,640
Industrials - 10.49%
Boeing Co.(a)	139	25,299
Caterpillar, Inc.	169	56,294
CSX Corp.	1,279	42,783
General Electric Co.	220	34,973
L3Harris Technologies, Inc.	139	31,217
Northrop Grumman Corp.	148	64,521
Paychex, Inc.	356	42,207
RTX Corp.	558	56,018
		353,312
Information Technology - 23.52%
Apple, Inc.	340	71,611
Applied Materials, Inc.	243	57,346
Broadcom, Inc.	209	335,555
Intel Corp.	1,374	42,553
Microsoft Corp.	637	284,707
		791,772
Materials - 2.60%
Celanese Corp.	281	37,904
Linde PLC	113	49,586
		87,490
Real Estate - 2.62%
Extra Space Storage, Inc.	236	36,677
Welltower, Inc.	495	51,604
		88,281
Utilities - 2.91%
Constellation Energy Corp.	285	57,077
Sempra	539	40,996
		98,073
TOTAL COMMON STOCKS (Cost $2,772,840)		3,379,396

The accompanying notes are an integral part of these financial statements.

7

Milliman – Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 0.15%(b)
OVER-THE-COUNTER PUT OPTIONS - 0.15%
Milliman - Capital Group Income and Growth Basket, Counterparty: Bank of America, Expires 8/12/2024, Strike Price $9,500.00(a)(c)	327	$3,369,461	$5,232
TOTAL PURCHASED OPTIONS (Cost $8,829)			5,232
Total Investments (Cost $2,781,669) - 100.52%			3,384,628
Liabilities in Excess of Other Assets - (0.52)%			(17,659)
TOTAL NET ASSETS - 100.00%			$3,366,969

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
(a)	Non-income producing security.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	Comprised of a proprietary basket of securities. The underlying components of the basket as of June 30, 2024 are shown below:

Security Name	Number of Shares	Notional Amount	% of Total Notional Amount
Broadcom, Inc.	208	$334,631	9.93%
Microsoft Corp.	636	284,176	8.43%
Eli Lilly & Co.	151	136,952	4.06%
UnitedHealth Group, Inc.	244	124,198	3.69%
Marsh & McLennan Cos., Inc.	538	113,381	3.36%
Philip Morris International, Inc.	1,091	110,521	3.28%
Alphabet, Inc. - Class A	533	97,028	2.88%
Comcast Corp. - Class A	2,363	92,539	2.75%
JPMorgan Chase & Co.	426	86,066	2.55%
Home Depot, Inc.	209	72,045	2.14%
Apple, Inc.	338	71,243	2.12%
Northrop Grumman Corp.	148	64,346	1.91%
Constellation Brands, Inc.	249	64,072	1.90%
AbbVie, Inc.	369	63,241	1.88%
CME Group, Inc.	291	57,129	1.70%
Applied Materials, Inc.	242	57,002	1.69%
Constellation Energy Corp. – Class A	283	56,721	1.68%
Caterpillar, Inc.	168	56,067	1.66%
RTX Corp.	556	55,788	1.66%
BlackRock, Inc.	70	54,891	1.63%
CVS Health Corp.	908	53,600	1.59%
Welltower, Inc.	494	51,471	1.53%
Linde PLC	112	49,217	1.46%
Darden Restaurants, Inc.	314	47,561	1.41%
Johnson & Johnson	322	47,030	1.40%
Yum! Brands, Inc.	339	44,885	1.33%
Chevron Corp.	279	43,638	1.30%
Danaher Corp.	174	43,484	1.29%

The accompanying notes are an integral part of these financial statements.

8

Milliman – Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

Security Name	Number of Shares	Notional Amount	% of Total Notional Amount
CSX Corp.	1,275	$42,652	1.27%
Intel Corp.	1,376	42,620	1.26%
Exxon Mobil Corp.	367	42,236	1.25%
Paychex, Inc.	354	41,978	1.25%
KKR & Co., Inc.	389	40,931	1.21%
Sempra	537	40,814	1.21%
General Motors Co.	863	40,108	1.19%
Gilead Sciences, Inc.	584	40,054	1.19%
Wells Fargo & Co.	670	39,777	1.18%
Haliburton Co.	1,156	39,064	1.16%
Pfizer, Inc.	1,381	38,652	1.15%
Elevance Health, Inc.	71	38,474	1.14%
Celanese Corp.	282	37,995	1.13%
Extra Space Storage, Inc.	236	36,615	1.09%
Capital One Financial Corp.	259	35,804	1.06%
Keurig Dr Pepper, Inc.	1,057	35,306	1.05%
General Electric Co.	220	34,929	1.04%
Discover Financial Services	266	34,734	1.03%
Meta Platforms, Inc. - Class A	66	33,116	0.98%
EOG Resources, Inc.	262	32,999	0.98%
L3Harris Technologies, Inc.	139	31,108	0.92%
Abbott Laboratories	292	30,325	0.90%
Top 50 Holdings		3,263,214	96.85%
Other Securities		106,247	3.15%
Total Underlying Positions		$3,369,461	100.00%

The accompanying notes are an integral part of these financial statements.

9

Milliman – Capital Group Hedged U.S. Income and Growth Fund
Schedule of INVESTMENTS
June 30, 2024 (Unaudited) (Continued)
Schedule of Options Written June 30, 2024 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Over-the-Counter Call Options
Milliman - Capital Group Income and Growth Basket, Counterparty: Bank of America(a)	8/12/2024	$10,390.00	327	$(3,369,461)	$(42,464)
Over-the-Counter Put Options
Milliman - Capital Group Income and Growth Basket, Counterparty: Bank of America(a)	8/12/2024	8,000.00	327	(3,369,461)	(834)
TOTAL OPTIONS WRITTEN (Premiums Received $8,829)					$(43,298)

(a)	Comprised of a proprietary basket of securities. The underlying components of the basket as of June 30, 2024 are shown in the Schedule of Investments.
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$ 3,379,396	$ —	$ —	$ 3,379,396
Purchased Options	—	5,232	—	5,232
Total Assets	$3,379,396	$5,232	$—	$3,384,628
Liabilities
Options Written	$—	$43,298	$—	$43,298
Total Liabilities	$—	$43,298	$—	$43,298

The accompanying notes are an integral part of these financial statements.

10

Milliman Variable Insurance Trust
Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Milliman - Capital Group Hedged U.S. Growth Fund	Milliman - Capital Group Hedged U.S. Income and Growth Fund
Assets:
Investments, at value(a)	$3,509,902	$3,384,628
Cash and cash equivalents	6,181	17,237
Cash held as collateral	404	—
Dividends and interest receivable	1,388	2,129
Due from Advisor	43,183	43,159
Prepaid expenses	11,522	11,521
Total assets	3,572,580	3,458,674
Liabilities:
Options written, at value(b)	61,191	43,298
Distribution fees payable	2,097	2,045
Payable to Trustees	6,322	6,310
Professional fees payable	32,952	32,951
Other liabilities	7,070	7,101
Total liabilities	109,632	91,705
Net Assets	$3,462,948	$3,366,969
Net Assets Consist of:
Paid-in capital	$2,998,306	$3,036,593
Total distributable earnings/(accumulated deficit)	464,642	330,376
Net assets	$3,462,948	$3,366,969
Class 3
Net assets	$3,462,948	$3,366,969
Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	300,001	303,527
Net asset value, offering price and redemption price per share	$11.54	$11.09
(a) Cost of investments	$2,693,544	$2,781,669
(b) Premiums received	16,080	8,829

The accompanying notes are an integral part of these financial statements.

11

Milliman Variable Insurance Trust
Statements of Operations

	Milliman - Capital Group Hedged U.S. Growth Fund	Milliman - Capital Group Hedged U.S. Income and Growth Fund
	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends	$11,951	$32,495
Interest	1,222	1,380
Total investment income	13,173	33,875
Expenses:
Investment advisory fees	12,803	12,454
Accounting and administration fees	28,243	27,912
Custody fees	1,570	1,450
Transfer agent fees	3,006	3,003
Distribution service fees	4,157	4,043
Professional fees and expenses	84,357	84,351
Trustees fees and expenses	12,633	12,639
Insurance Expense	14,593	14,593
Offering costs	4,511	4,502
Other expenses	3,495	3,493
Total expenses	169,368	168,440
Waivers/expense reimbursement by Advisor	(151,244)	(150,811)
Net expenses	18,124	17,629
Net investment income/(loss)	(4,951)	16,246
Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	49,493	32,287
Options written	(317,700)	(163,627)
Net realized gain/(loss)	(268,207)	(131,340)
Net change in unrealized appreciation/(depreciation) on:
Investments	340,491	215,869
Options written	115,692	89,627
Net change in unrealized appreciation/(depreciation)	456,183	305,496
Net realized and unrealized gain/(loss)	187,976	174,156
Net Increase/(Decrease) in Net Assets From Operations	$183,025	$190,402

The accompanying notes are an integral part of these financial statements.

12

Milliman Variable Insurance Trust
Statements of Changes in Net Assets

	Milliman - Capital Group Hedged U.S. Growth Fund		Milliman - Capital Group Hedged U.S. Income and Growth Fund
	Six Months Ended June 30, 2024 (Unaudited)	Period February 10, 2023(a) to December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Period February 10, 2023(a) to December 31, 2023
Operations:
Net investment income/(loss)	$(4,951)	$(513)	$ 16,246	$ 36,583
Net realized gain/(loss)	(268,207)	(33,447)	(131,340)	(123,020)
Net change in unrealized appreciation/(depreciation)	456,183	315,064	305,496	262,994
Net increase/(decrease) in net assets resulting from operations	183,025	281,104	190,402	176,557
Distributions to Shareholders:
Distributions to shareholders	—	—	—	(36,583)
Tax return of capital to shareholders	—	—	—	(196)
Total distributions to shareholders	—	—	—	(36,779)
Capital Share Transactions(b):
Proceeds from shares sold	—	3,053,804	—	3,000,010
Reinvestments	—	—	—	36,779
Cost of shares redeemed	—	(54,985)	—	—
Net increase/(decrease) in net assets from capital share transactions	—	2,998,819	—	3,036,789
Total Increase/(Decrease) in Net Assets	183,025	3,279,923	190,402	3,176,567
Net Assets:
Beginning of the period	3,279,923	—	3,176,567	—
End of the period	$3,462,948	$3,279,923	$3,366,969	$3,176,567
Change in Shares Outstanding(b):
Shares sold	—	305,223	—	300,001
Shares reinvested	—	—	—	3,526
Shares redeemed	—	(5,222)	—	—
Net increase/(decrease)	—	300,001	—	303,527

(a)	Commencement of Operations
(b)	Class 3
The accompanying notes are an integral part of these financial statements.

13

Milliman Variable Insurance Trust
Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)							Ratios/Supplemental Data:
		Investment Operations:			Distributions:					Ratio to Average Net Assets of:(a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss)(b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	From net investment income	Total Distributions	Net Asset Value, End of Period	Total return(c)	Net assets, end of period (000)	Expenses, gross	Expenses, net(d)	Net investment income/(loss)	Portfolio turnover rate(e)
Milliman - Capital Group Hedged U.S. Growth Fund
For the period 1/1/24 - 6/30/24 (Unaudited)	$10.93	(0.02)	0.63	0.61	—	—	$11.54	5.58%	$3,463	10.16%	1.09%	(0.30)%	9%
For the period 2/10/23(f) - 12/31/23	$10.00	(0.00) (g)	0.93	0.93	—	—	$10.93	9.30%	$3,280	6.24%	1.09%	(0.02)%	32%
Milliman - Capital Group Hedged U.S. Income and Growth Fund
For the period 1/1/24 - 6/30/24 (Unaudited)	$10.47	0.05	0.57	0.62	—	—	$11.09	5.92%	$3,367	10.39%	1.09%	1.00%	17%
For the period 2/10/23(f) - 12/31/23	$10.00	0.12	0.47	0.59	(0.12)	(0.12) (h)	$10.47	5.93%	$3,177	6.30%	1.09%	1.38%	22%

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)
Total return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and is not annualized for periods less than one year. Total return reflects waivers/reimbursements by the Advisor. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Funds serve as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

(d)	Net expenses reflect fee waivers and expense reimbursements by the Advisor.
(e)	Not annualized for periods less than one year.
(f)	Commencement of operations.
(g)	Amount represents less than $0.005 per share.
(h)	A portion of total distributions amounting to less than $0.005 per share is return of capital.
The accompanying notes are an integral part of these financial statements.

14

Milliman Variable Insurance Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)
1. ORGANIZATION
Milliman Variable Insurance Trust (the “Trust”) was organized under the laws of the state of Delaware as a Delaware statutory trust on November 2, 2020, and is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2024, the Trust consisted of 2 operational series (each, a “Fund” and together, the “Funds”). Each of the Funds is classified as non-diversified under the 1940 Act. Each Fund offers shares only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. All shares of the Funds have equal rights and privileges. As of June 30, 2024, only Class 3 shares were offered, which have no front-end sales load, deferred sales charge, or redemption fee.
The Funds and their respective commencement dates are as follows:

Name	Commencement of Operations
Milliman - Capital Group Hedged U.S. Growth Fund	February 10, 2023
Milliman - Capital Group Hedged U.S. Income and Growth Fund	February 10, 2023

The Milliman - Capital Group Hedged U.S. Growth Fund’s investment objective is to provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.
The Milliman - Capital Group Hedged U.S. Income and Growth Fund’s investment objective is to produce income and provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.
Each Fund seeks to achieve its investment objective by primarily investing its assets in a combination of common stocks (to provide long equity exposure) and derivatives (to create a hedge against the Fund’s downside equity exposure).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Computation of Net Asset Value – The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. ET) on each business day the NYSE is open for regular trading. If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.
Valuation – The Board of Trustees of the Trust (the “Board”) has adopted Pricing and Valuation Procedures (“Valuation Procedures”) to be used for valuing all securities and other assets held by the Funds, including those for which market quotations are not readily available or are deemed not be reliable. The Board has designated Milliman Financial Risk Management LLC (“Milliman”) as the valuation designee, which has established a pricing committee comprised of representatives of Milliman (the “Pricing Committee”) to provide input to Milliman in making fair value determinations in accordance with the Valuation Procedures.
Equity securities, including shares of exchange-traded Funds (“ETFs”), listed on any national or foreign exchange (excluding the Nasdaq National Market (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded, or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

15

Milliman Variable Insurance Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Exchange-traded options, including FLexible EXchange® Options (“FLEX Options”), are valued at a market-based price provided by the exchange on which the options contract is traded at the official close of that exchange’s trading date. If the exchange on which the options contract is traded is unable to provide a market price, exchange-traded options prices will be provided by a model-pricing provider. Over-the-counter options (“OTC Options”), including certain binary options, are valued at the mean of the most recent bid and asked price, if available, or otherwise at their closing bid price. Otherwise, the value of an options contract will be determined by the Pricing Committee in accordance with the Valuation Procedures.
Fixed income securities will generally be valued using a third-party pricing service vendor (a “Pricing Service”). Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination.
Open-end investment companies, with the exception of ETFs, are valued at their respective NAVs.
The Funds’ accounting agent may obtain all market quotations used in valuing securities from a Pricing Service. If no quotation can be obtained from a Pricing Service, then the Funds’ accounting agent will contact the Pricing Committee. The Pricing Committee will then attempt to obtain one or more broker quotes for the security or other asset daily and will value the security or other asset accordingly. If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security or other asset held by a Fund for which reliable market quotations are not readily available will be determined by Milliman in a manner that most appropriately reflects fair market value of the security or other asset on the valuation date.
The Trust follows the authoritative guidance (GAAP) for fair value measurements, which established a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance established three tiers of inputs that may be used to measure fair value as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to value the Funds’ investments at June 30, 2024, are summarized at the end of each Fund’s Schedule of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Cash and cash equivalents – Cash and cash equivalents include amounts held in interest-bearing demand deposit accounts with the Funds’ custodian.
Offering Costs – Offering costs directly attributable to a series of the Trust are charged to that series, such as certain registration fees, while expenses which are attributable to more than one series are allocated among the respective series on a pro rata basis.
Offering costs are recorded as a deferred asset and amortized on a straight-line basis for a period of twelve months upon commencement of operations of each Fund. Offering costs include legal fees pertaining to the preparation, review

16

Milliman Variable Insurance Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
and filing of each Fund’s initial registration statement with the SEC, and printing, mailing or other distribution charges related to each Fund’s prospectus and statement of additional information. Offering costs are subject to the Funds’ Expense Limitation Agreement (See Note 5).
Investment Transactions, Investment Income and Expenses – Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recognized on an accrual basis using the effective yield method.
Expenses are accrued daily. Expenses of the Trust, which are directly identifiable to a specific series, are applied to that series. Expenses which are not identifiable to a specific series are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.
3. DERIVATIVES
Disclosures about derivative instruments are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
In seeking to create a hedge against a Fund’s downside equity exposure, Milliman primarily intends to purchase and sell either OTC options and/or FLEX Options on common stocks and/or indices or ETFs representing those common stocks. OTC options are traded and privately negotiated in the OTC market and are subject to counterparty risk of the writer of the options contract. Many counterparties to OTC options are financial institutions, such as banks and broker-dealers, and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. FLEX Options are options contracts that trade on an exchange but provide an investor with the ability to customize key contract terms like strike price, style and expiration date, while achieving price discovery (i.e., determining market prices) in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. Milliman is not restricted in its use of OTC or exchange-traded options and may use either type to achieve the Funds’ principal investment strategies.
The Funds will purchase and sell call and put options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the underlying asset) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the underlying asset) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the underlying asset) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the underlying asset) at a certain defined price.
When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call or, if cash-settled, a gain or loss is realized. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, or the transfer of the relative cash amount if cash-settled, and the proceeds are decreased by the premium originally paid.
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized

17

Milliman Variable Insurance Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
loss. If a call option written by the Fund is exercised, the premium received is added to the proceeds from the sale of the underlying security, or the transfer of the relevant cash amount if cash-settled, in determining whether the Fund has a realized a gain or loss. If a put option written by the Fund is exercised, the premium received reduces the cost basis of the securities purchased by the Fund if physical delivery is required, or the corresponding cash amount if cash-settled. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the asset underlying the written option. Risk of loss on written options may exceed amounts recognized on the Statements of Assets and Liabilities.
The following tables summarize derivatives held by the Fund and their impact on the Funds’ results of operations.
The location and value of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2024, was as follows:

	Location	Equity Risk	Total
Milliman - Capital Group Hedged U.S. Growth Fund
Assets - Purchased options	Investments, at value	$7,062	$7,062
Liabilities - Written options	Options written, at value	$61,191	$61,191
Milliman - Capital Group Hedged U.S. Income and Growth Fund
Assets - Purchased options	Investments, at value	$5,232	$5,232
Liabilities - Written options	Options written, at value	$43,298	$43,298

The location and effect of derivative instruments on the Statements of Operations for the period ended June 30, 2024, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Total
Milliman - Capital Group Hedged U.S. Growth Fund
Purchased options	Investments	$(59,700)	$(59,700)
Written options	Written Options	(317,700)	(317,700)
		$(377,400)	$(377,400)

	Location	Equity Risk	Total
Milliman - Capital Group Hedged U.S. Income and Growth Fund
Purchased options	Investments	$(33,201)	$(33,201)
Written options	Written Options	(163,627)	(163,627)
		$(196,828)	$(196,828)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Total
Milliman - Capital Group Hedged U.S. Growth Fund
Purchased options	Investments	$32,683	$32,683
Written options	Written Options	115,692	115,692
		$148,375	$148,375

18

Milliman Variable Insurance Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

	Location	Equity Risk	Total
Milliman - Capital Group Hedged U.S. Income and Growth Fund
Purchased options	Investments	$17,543	$17,543
Written options	Written Options	89,627	89,627
		$107,170	$107,170

The notional amounts of derivative instruments outstanding relative to each Fund’s net assets as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.
Because OTC options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options, such as FLEX Options, which are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”) and their clearing houses (“clearing members”) rather than a bank or a broker. To the extent the Fund uses FLEX Options, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.
In order to better define its contractual rights and to secure rights to help the Funds mitigate their counterparty risk, the Funds may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
At June 30, 2024, derivative assets and liabilities subject to offsetting provisions were as follows:
Milliman - Capital Group Hedged U.S. Growth Fund

Counterparty	Gross Value of Derivative Assets	Derivatives Available for Offset(1)	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure of Derivative Assets(2)
Bank of America	$7,062	$(7,062)	$—	$—	$ —

Counterparty	Gross Value of Derivative Liabilities	Derivatives Available for Offset(1)	Non-Cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Exposure of Derivative Liabilities(2)
Bank of America	$61,191	$(7,062)	$(53,725)	$(404)	$ —

19

Milliman Variable Insurance Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Milliman - Capital Group Hedged U.S. Income and Growth Fund

Counterparty	Gross Value of Derivative Assets	Derivatives Available for Offset(1)	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure of Derivative Assets(2)
Bank of America	$5,232	$(5,232)	$ —	$ —	$—

Counterparty	Gross Value of Derivative Liabilities	Derivatives Available for Offset(1)	Non-Cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Exposure of Derivative Liabilities(2)
Bank of America	$43,298	$(5,232)	$ —	$ —	$38,066

(1)	Excess of collateral is not shown for financial reporting purposes.
(2)	Net exposure represents the receivable due from or payable due to the counterparty in the event of default.
4. FEDERAL TAX INFORMATION
No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year, all of its taxable income and realized gains.
Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended June 30, 2024.
The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2024, the estimated cost of investments, including derivatives, and unrealized appreciation/
depreciation for federal income tax purposes for each Fund were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Milliman - Capital Group Hedged U.S. Growth Fund	$2,677,464	$970,719	$(199,472)	$771,247
Milliman - Capital Group Hedged U.S. Income and Growth Fund	2,772,840	677,073	(108,583)	568,490

5. ADVISORY FEES AND OTHER AGREEMENTS
The Trust has an Investment Advisory Agreement with Milliman to furnish investment advisory services to the Funds. Pursuant to the Investment Advisory Agreement, Milliman is entitled to receive an annual fee, payable monthly, equal to 0.77% of each Fund’s average daily net assets.
Capital International, Inc. (the “Sub-Adviser”) serves as investment sub-adviser to each Fund. Under the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Milliman, the Sub-Adviser provides to Milliman a list of securities that comprise a Fund’s Investable Universe. That list is comprised of a portfolio of securities representing the Sub-Adviser’s recommendations to Milliman as to the common stocks and/or cash or cash equivalents on which Milliman could purchase for a Fund. The Sub-Adviser does not have responsibility for the day-to-day management of the Funds’ portfolios nor review and oversight of the Funds’ investment strategies. Rather, Milliman will make determinations on which common stocks to purchase and derivatives to transact based upon industry weightings, market capitalizations, and other financial characteristics of the common stocks contained in the Investable

20

Milliman Variable Insurance Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Universe. Milliman will also make determinations on which common stocks to purchase and derivatives to transact based on Milliman’s evaluation of the market liquidity of those common stocks and derivatives. Pursuant to the terms of the Sub-Advisory Agreement, the Sub-Adviser may remove stocks from, and/or add stocks to, the list, which may result in Milliman selling stocks that have been removed or purchasing stocks that have been added to the list, as well as resetting some of the derivatives positions. For services provided under the Sub-Advisory Agreement, Milliman pays the Sub-Adviser a fee out of the advisory fee Milliman receives from each Fund.
Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit each Fund’s total annual Fund operating expenses (which include any offering and organizational expenses, but exclude taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of each Fund’s business) to 0.84% of each Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2025. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board. Milliman may recoup from each Fund any advisory fees waived or expenses reimbursed pursuant to the applicable Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any. No amounts were recouped during the period ended June 30, 2024. As of June 30, 2024, the amounts eligible for recoupment and the year of expiration are as follows:

	Recovery Expiring in:
	2027	2026	Total
Milliman - Capital Group Hedged U.S. Growth Fund	$151,244	$140,414	$291,658
Milliman - Capital Group Hedged U.S. Income and Growth Fund	150,811	138,199	289,010

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as each Fund’s fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Funds’ custodian pursuant to a custody agreement. Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor pursuant to a distribution agreement.
The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to each Fund’s Class 3 shares. The Rule 12b-1 Plan permits each Fund to pay the Distributor, as the Funds’ principal underwriter, for expenses associated with the distribution of Class 3 shares of the Funds. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee of 0.25% of the average daily net assets of Class 3 shares. All Rule 12b-1 Plan payments received by the Distributor shall be used solely for distribution-related expenses and shall not be retained as profit by the Distributor. Accordingly, no compensation is payable by the Funds to the Distributor for such distribution services. However, Milliman has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the distribution agreement. The payments made by Milliman to the Distributor do not represent an additional expense to the Funds or their shareholders.
Certain employees of Foreside Fund Officer Services, LLC, an affiliate of the Distributor, serve as Treasurer and Principal Financial Officer and Chief Compliance Officer and Anti-Money Laundering Officer to the Trust.
Certain Trustees and Officers of the Trust are also Officers or employees of Milliman and, during their terms of office, receive no compensation from the Funds.

21

Milliman Variable Insurance Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the period ended June 30, 2024, were as follows:

	Purchases	Sales
Milliman - Capital Group Hedged U.S. Growth Fund	$310,836	$668,023
Milliman - Capital Group Hedged U.S. Income and Growth Fund	550,478	712,211

7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of that Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, American General Life Insurance Company directly owned 100% of the outstanding shares of each Fund.
8. RISKS
The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.
The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.
9. GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.
10. SUBSEQUENT EVENTS
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing of this report. Based on their evaluation of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms and that the controls are designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to them to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Changes in the registrant’s independent public accountant. Provide information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Milliman Variable Insurance Trust

By (Signature and Title)*	/s/ Adam Schenck
Adam Schenck, President

Date	9/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam Schenck
Adam Schenck, President

Date	9/4/24

By (Signature and Title)*	/s/ Arthur W. Jasion
Arthur W. Jasion, Treasurer and Principal Financial Officer

Date	9/4/24

* Print the name and title of each signing officer under his or her signature.